                                                               File No. 2-91214*
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/
      Pre-Effective Amendment No.                                          / /
      Post-Effective Amendment No.  17                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/
      Amendment No. 22                                                     /X/

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                         (Depositor's Telephone Number)
                                 (513) 861-3600

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 23, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.**

It is proposed that this filing will become effective (check appropriate space):

          immediately upon filing pursuant to paragraph (b)
  ----
          on (date) pursuant to paragraph (b)
  ----
          60 days after filing pursuant to paragraph (a)(i)
  ----
    X     on May 1, 1996, pursuant to paragraph (a)(i)
  ----

          75 days after filing pursuant to paragraph (a)(ii)
  ----
          on (date) pursuant to paragraph (a)(ii) of Rule 485.
  ----

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a
  ----
          previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.

                        OHIO NATIONAL VARIABLE ACCOUNT B

N-4 Item            Caption in Prospectus
--------            ---------------------
   1                Cover Page

   2                Glossary of Special Terms

   3                Not applicable

   4                Accumulation Unit Values

   5                The Ohio National Companies

   6                Deductions and Expenses

   7                Description of Variable Annuity Contracts

   8                Annuity Period

   9                Death Benefit

   10               Accumulation Period

   11               Surrender and Partial Withdrawal

   12               Federal Tax Status

   13               Not applicable

   14               Table of Contents

                    Caption in Statement of Additional Information

   15               Cover Page

   16               Table of Contents

   17               Not applicable

   18               Custodian
                    Independent Certified Public Accountants

   19               See Prospectus (Distribution of Variable Annuity Contracts)


   20               Underwriter

   21               Calculation of Money Market Subaccount Yield
                    Total Return

   22               See Prospectus (Annuity Period)

   23               Financial Statements

                    Caption in Part C

   24               Financial Statements and Exhibits

   25               Directors and Officers of the Depositor

   26               Persons Controlled by or Under Common Control with the Depositor or
                    Registrant

   27               Number of Contractowners

   28               Indemnification

   29               Principal Underwriter

   30               Location of Accounts and Records

   31               Not applicable

   32               Not applicable

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                            FLEXIBLE PURCHASE PAYMENT

             INDIVIDUAL NON-TAX QUALIFIED VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT B

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                          237 WILLIAM HOWARD TAFT ROAD
                             CINCINNATI, OHIO 45219
                            TELEPHONE (513) 559-6452

This prospectus offers a multiple funded, flexible purchase payment, individual variable annuity contract, designed for non-tax qualified retirement plans, that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Accumulation Account") is briefly described in an appendix to the Statement of Additional Information.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are flexible purchase payment contracts designed to be sold on an individual basis for use in retirement plans which do not qualify for special tax treatment under the Internal Revenue Code.

The minimum purchase payment is $25. Payments after the first payment may be made at any time. Generally the maximum purchase payment is $10,000 per year.

Purchase payments are allocated to one or more subaccounts of Ohio National Variable Account B ("VAB") in such portion as the contract owner may choose. VAB is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAB are invested in shares of the Fund, a mutual fund having nine portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio and Aggressive Growth Portfolio. (See the accompanying prospectus of the Fund.)

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed equal to 7 3/4% of total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, up to 10% of the accumulation value may be withdrawn each year without this charge.

The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAB AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1996

                                TABLE OF CONTENTS

Fee Table.............................................     3
Accumulation Unit Values..............................     4
         Financial Statements.........................     5
The Ohio National Companies...........................     5
         Ohio National Life...........................     5
         Ohio National Variable Account B.............     5
         Ohio National Fund, Inc......................     6
Distribution of Variable Annuity Contracts............     6
Deductions and Expenses...............................     7
         Contingent Deferred Sales Charge.............     7
         Contract Administration Charge...............     7
         Deduction For Administrative Expenses........     7
         Deduction For Risk Undertakings..............     7
         Transfer Fee.................................     7
         Deduction For State Premium Tax..............     8
         Fund Expenses................................     8
Description of Variable Annuity Contracts.............     8
         20-Day Free Look.............................     8
         Accumulation Period..........................     8
         Annuity Period...............................    11
         Performance Data.............................    13
Federal Tax Status....................................    14
Prior Contracts.......................................    15
Accumulation Unit Values For Prior Contracts..........    16

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
Financial Statements for VAB and Ohio National Life
Appendix: Guaranteed Accumulation Account

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - The Equity subaccount, Money Market subaccount, Bond subaccount, Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, or such other subaccounts as may be established under VAB.

VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 17 of the accompanying Fund prospectus.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage
    of lesser of payments made
    in the prior 8 yrs, or amount surrendered)       7.75%
    (Thereafter)                                        0%
Exchange (transfer) Fee                              $  3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee                                  $ 30


                                                          MONEY                  INTER-     CAPITAL     SMALL    GLOBAL   AGGRESSIVE
                                                   EQUITY MARKET   BOND   OMNI  NATIONAL  APPRECIATION   CAP   CONTRARIAN   GROWTH
                                                   ------ ------   ----   ----  --------  ------------   ---   ----------   ------
VAB ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees                     0.85%  0.85%   0.85%  0.85%  0.85%       0.85%      0.85%     0.85%     0.85%
Account Fees and Expenses                           0.25%  0.25%   0.25%  0.25%  0.25%       0.25%      0.25%     0.25%     0.25%
                                                    ----   ----    ----   ----   ----        ----       ----      ----      ----
Total VAB Annual Expenses                           1.10%  1.10%   1.10%  1.10%  1.10%       1.10%      1.10%     1.10%     1.10%


FUND ANNUAL EXPENSES (as a percentage
     of the Fund's average net assets)

Management Fees                                     0.54%  0.25%*  0.60%  0.57%  0.90%       0.80%      0.80%     0.90%     0.80%
Other Expenses                                      0.19%  0.19%   0.15%  0.18%  0.22%       0.16%      0.16%     0.68%     0.22%
                                                    ----   ----    ----   ----   ----        ----       ----      ----      ----
Total Fund Annual Expenses                          0.73%  0.44%*  0.75%  0.75%  1.12%       0.96%      0.96%     1.58%     1.02%


EXAMPLE
If you surrendered your                  1 Year     $ 99   $ 97*   $ 99   $ 99   $103        $101       $101      $107      $102
contract at the end of the
applicable time period, you              3 Years     136    128*    137    137    147         143        143       160       145
would pay the following
aggregate expenses on a $1,000           5 Years     184    170*    185    185    203         195        195       224       198
investment, assuming 5%
annual return:                           10 Year     223    192*    225    225    264         247        247       309       253



EXAMPLE
If you do not surrender your             1 Year       19     16*     20     20     23          22         22        28        22
contract or you annuitize at
the end of the applicable                3 Years      60     51*     61     61     72          67         67        86        69
time period, you would
pay the following                        5 Years     103     88*    104    104    123         115        115       146       118
aggregate expenses
on the same investment:                  10 Years    223    192*    225    225    264         247        247       309       253

The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. In the example, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the general account. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 3.5%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be mentioned in the discussion of Prior Contracts. For further details, see DEDUCTIONS AND EXPENSES, page 7.

*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $97 for a $1,000 contract surrendered at the end of 1 year, $130 if surrendered at the end of 3 years, $173 if surrendered at the end of 5 years or $198 if surrendered at the end of 10 years. For a $1,000 contract annuitized or not surrendered, the expenses without the waiver would be $17 for 1 year, $53 for 3 years, $91 for 5 years or $198 for 10 years.

                           ACCUMULATION UNIT VALUES(a)


EQUITY SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     AT END OF YEAR
-----------     --------------    -------------    --------------
  1986            $12.272883        $14.969156         31,919
  1987             14.969156         16.408525        205,775
  1988             16.408525         18.669469        191,700
  1989             18.669469         22.753001        212,938
  1990             22.753001         21.636728        262,249
  1991             21.636728         25.720884        312,047
  1992             25.720884         27.360011        388,812
  1993             27.360011         30.876667        499,176
  1994             30.876667         30.616106        561,394
  1995             30.616106         38.520577        622,321
  ----             ---------         ---------        -------

MONEY MARKET SUBACCOUNT(b)

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     AT END OF YEAR
-----------     --------------    -------------    --------------
  1986            $10.886462        $11.466470          9,953
  1987             11.466470         12.032975         35,985
  1988             12.032975         12.750508         10,731
  1989             12.750508         13.732719         28,714
  1990             13.732719         14.654912         37,310
  1991             14.654912         15.298267         38,997
  1992             15.298267         15.611622         15,107
  1993             15.611622         15.865417         10,933
  1994             15.865417         16.319825         43,614
  1995             16.319825         17.048698         43,415
  ----             ---------         ---------        -------

BOND SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     AT END OF YEAR
-----------     --------------    -------------    --------------
  1986            $11.377297        $12.659264         44,190
  1987             12.659264         12.622887         37,221
  1988             12.622887         13.327541         22,679
  1989             13.327541         14.594592         23,798
  1990             14.594592         15.564009         20,973
  1991             15.564009         17.389500         27,244
  1992             17.389500         18.497622         39,037
  1993             18.497622         20.252393         79,658
  1994             20.252393         19.263675         84,726
  1995             19.263675         22.654830         94,683
  ----             ---------         ---------        -------

OMNI SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     AT END OF YEAR
-----------     --------------    -------------    --------------
  1986            $11.730053        $13.684043        380,919
  1987             13.684043         13.307185        516,327
  1988             13.307185         15.141013        319,173
  1989             15.141013         17.291232        302,288
  1990             17.291232         17.429676        317,239
  1991             17.429676         20.368389        314,428
  1992             20.368389         21.879988        396,691
  1993             21.879988         24.423644        607,420
  1994             24.423644         24.030898        658,067
  1995             24.030898         29.177631        646,847
  ----             ---------         ---------        -------

INTERNATIONAL SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     AT END OF YEAR
-----------     --------------    -------------    --------------
  1993            $10.000000        $12.404596        269,335
  1994             12.404596         13.259582        909,768
  1995             13.259582         14.702847        909,290
  ----             ---------         ---------        -------

CAPITAL APPRECIATION SUBACCOUNT

       YEAR ENDED           UNIT VALUE AT          UNIT VALUE AT       NUMBER OF UNITS
       DECEMBER 31        BEGINNING OF YEAR         END OF YEAR        AT END OF YEAR
       -----------        -----------------         -----------        --------------
         1995 (c)            $10.000000             $11.370573             130,970

SMALL CAP SUBACCOUNT

       YEAR ENDED           UNIT VALUE AT          UNIT VALUE AT       NUMBER OF UNITS
       DECEMBER 31        BEGINNING OF YEAR         END OF YEAR        AT END OF YEAR
       -----------        -----------------         -----------        --------------
         1995 (c)            $10.000000             $12.201273              15,532

GLOBAL CONTRARIAN SUBACCOUNT

       YEAR ENDED           UNIT VALUE AT          UNIT VALUE AT       NUMBER OF UNITS
       DECEMBER 31        BEGINNING OF YEAR         END OF YEAR        AT END OF YEAR
       -----------        -----------------         -----------        --------------
        1995 (c)             $10.000000             $10.125502              10,852

AGGRESSIVE GROWTH SUBACCOUNT

       YEAR ENDED           UNIT VALUE AT          UNIT VALUE AT       NUMBER OF UNITS
       DECEMBER 31        BEGINNING OF YEAR         END OF YEAR        AT END OF YEAR
       -----------        -----------------         -----------        --------------
        1995 (c)             $10.000000             $10.499375               9,448


(a) Current series of variable annuity contracts commenced September 10, 1984. For earlier series, see pages 15-18.

(b) The current annualized yield of the Money Market subaccount for the seven days ended on December 31, 1995, was 4.33%.

(c) International subaccount commenced on April 30, 1993. Capital Appreciation subaccount commenced on March 31, 1995. Small Cap, Global Contrarian and Aggressive Growth subaccounts commenced on October 2, 1995.



FINANCIAL STATEMENTS

The complete financial statements of VAB and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 46 states and the District of Columbia. Currently it has assets in excess of $5.5 billion and equity in excess of $500 million. Its home office is located at 237 William Howard Taft Road, Cincinnati, Ohio.
OHIO NATIONAL VARIABLE ACCOUNT B

VAB was established in 1969 by Ohio National Life as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAB. Income, gains and losses, whether or not realized, from assets allocated to VAB are, as provided in the contracts, credited to or charged against VAB without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAB will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAB is registered as a unit investment trust under the 1940 Act.

OHIO NATIONAL FUND, INC.

The assets of each subaccount of VAB are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio or Aggressive Growth Portfolio. The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio, and Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing.

In addition to being offered to VAB, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAB's participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAB at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of the Fund. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAB, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAB.

During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. At the date of this prospectus, ONESCO was the principal underwriter of the contracts. However, pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter. As compensation for their sales efforts, ONESCO and the other broker-dealers will receive a fee from Ohio National Life equal to 6% of purchase payments. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives will not be included in amounts on which the 6% sales compensation will be paid to ONESCO and the other broker dealers. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONESCO and the other broker dealers, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.

                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals the lesser of (a) 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or (b) 7 3/4% of the accumulation value being surrendered or withdrawn. On or after the first contract anniversary, a partial withdrawal of not more than 10% of the accumulation value (as of the date the partial withdrawal is requested) may be made once each contract year without the imposition of the contingent deferred sales charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Such charge is not designed to produce a profit and Ohio National Life does not expect to recover from such charge any amount in excess of accumulated administrative expenses. Ohio National Life guarantees not to change the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge. Because the administrative expense deduction is a percentage of assets, it is possible that larger contracts may bear a portion of the cost of administering smaller contracts.

DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 10). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.35% for mortality risk, and 0.5% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $3 (which may be increased to $15) is made for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia,. 2.35% in California and 3.5% in Nevada. Normally, any such applicable taxes will not be deducted until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.


ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS

The contracts provide for minimum purchase payments of $25 per payment and a maximum payment of $10,000 per year. (Larger total payments may be made with Ohio National Life's consent.) Payments after the first may be made at any time. Failure to make such payments shall not constitute a default, but could result in involuntary termination (see Ohio National Life's Right to Terminate, page
9).


ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.


CREDITING ACCUMULATION UNITS

Completed application forms, together with a check for the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if the application and all information necessary for processing the purchase payment are complete. If an application is not accepted within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the application is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS

In the contract application, you may direct the allocation of your purchase payments among the subaccounts of VAB and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAB was set at $10 when the first payment was allocated to each such subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAB. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

 (a)  is -

            (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

            (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

            (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAB; (No federal income taxes are applicable under present law.)

(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 7, and Deduction for Risk Undertakings, page 7.)


OHIO NATIONAL LIFE'S RIGHT TO TERMINATE

Ohio National Life may, at its option, require surrender of a contract on any anniversary when the accumulation value is less than the lesser of (a) $1,000 or
(b) $250 times the number of years the contract has been in force. Such termination could have adverse tax consequences. (See Federal Tax Status, page
14)

SURRENDER AND PARTIAL WITHDRAWAL

Prior to the annuity payout date, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $100) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 7. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $100 is requested, Ohio National Life would pay you $100, but the total amount deducted from the accumulation value would be $108.40 (i.e., $108.40 x 7 3/4% = $8.40). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 14.

Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 7, and Transfers After Annuity Payout Date, page 12).

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Accumulation Account. Each DCA transfer must be at least $500 and at least 12 DCA transfers must be scheduled. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the General Accumulation Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEPHONE TRANSFERS

If the contract owner first submits a pre-authorization form to Ohio National Life, transfers may be made by telephoning Ohio National Life at 1-800-635-3225. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.

DEATH BENEFIT

In the event of the death of the annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the total purchase payments made less any partial withdrawals.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Accumulation Account of the employee's contract in the foregoing amounts at the tme of each payment made by the employee.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 75th birthday; however, this restriction may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(c):  Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) with the beneficiary as payee for an remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.

Other settlement options are available as agreed to by Ohio National Life.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAB was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS
ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A contract may be collaterally assigned and the ownership may be transferred by the owner before the annuity payout.

PERIODIC REPORTS

Ohio National Life will furnish each owner, at least annually after the first contract year, and prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each such unit as of a date not more than four months from the date of furnishing of the report. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.

SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute another mutual fund. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund as eligible investments of VAB.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone (513) 559-6452.

PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contracts but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAB are a part of, and are taxed with, the operations of Ohio National Life, VAB is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, if the owner of the contract is a natural person, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. With certain exceptions, where the owner of the contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the owner during the current tax year.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, the net amount so received will be treated as taxable income to the extent it exceeds the "investment in the contract." A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." If any part of the value of the contract is assigned or pledged to secure a loan, such value will be taxed as if it had been a partial withdrawal, and it may be subject to the penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59 1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; or (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

Section 1035(a) of the Code provides for tax-free exchanges of annuity contracts, with the new contract maintaining the same tax status as the old. To the extent that the value of a new contract is allocable to payments made prior to August 14, 1982 under the old contract, any withdrawal of contract values will be treated as a return of the investment in the contract to the extent available. Amounts in excess of the investment in the contract will be treated as ordinary income. Such contracts will be subject to the penalty tax only with respect to amounts attributable to payments made after August 13, 1982.

When a contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract, are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.

                                 PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Prior to December 15, 1981, Ohio National Life and VAB issued Annual Payment Variable Annuity contracts, some of which by their terms remain active and under which payments may still be made. These contracts called for deductions from purchase payments in the following amounts:

                                              DEDUCTION FOR      DEATH        TOTAL*
  PORTION OF TOTAL        DEDUCTION FOR       ADMINISTRATIVE    BENEFIT      COMBINED
  PURCHASE PAYMENTS       SALES EXPENSE          EXPENSE        PREMIUM     DEDUCTIONS
First $10,000                 6.3%                 2.2%           0.5%          9.0%
Next $15,000                  5.5%                 2.0%           0.5%          8.0%
Next $25,000                  4.8%                 1.7%           0.5%          7.0%
Next $50,000                  4.0%                 1.5%           0.5%          6.0%
Balance over $100,000         3.3%                 1.2%           0.5%          5.0%
                                                                     *Plus 50(cents) per payment

These deductions are in lieu of any contingent deferred sales charge, contract administration charge and deduction for administrative expense as provided for in the contracts described in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.5% on an annual basis.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity subaccount of VAB and/or on a fixed-dollar guaranteed basis within the general assets of Ohio National Life with limited transfer privileges between such fixed-dollar accumulation and the Equity subaccount.

VARIABLE INTEREST ANNUITY

From July 15, 1981 until November 2, 1982 Ohio National Life and the Variable Interest Account, a separate account of Ohio National Life funded by the Money Market Portfolio of the Fund, issued Variable Interest Annuity contracts. Under the terms of these contracts, purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that there is no right to transfer the contract values to any other underlying funding media. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security offered by Ohio National Life. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 2% on an annual basis. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a contingent deferred sales charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 until November 2, 1982, Ohio National Life and VAB issued Flexible Payment Combination Annuity contracts. Under the terms of these contracts purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that values can be accumulated only in what now constitutes the Equity subaccount of VAB and/or within the general assets of Ohio National Life on a fixed-dollar guaranteed basis. A deduction is made at the end of each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. Such deduction may be decreased by Ohio National at any time and may be increased not more frequently than annually to not more than 1.75% on an annual basis. Although these contracts provide for limited transfer of values between the Equity subaccount and the general assets of Ohio National Life, such transfer is only permitted during the accumulation period.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September, 10, 1984, Ohio National Life and VAB issued Multiple Funded Combination Annuity contracts substantially the same as the contracts described in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market subaccount and a deduction therefor at the end of each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security offered by Ohio National Life. In addition, the rate for the contingent deferred sales charge for such prior contracts is 5% and the deduction for risk undertakings is 1.3%.

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY
EQUITY SUBACCOUNT OF VAB

 YEAR ENDED       UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
DECEMBER 31     BEGINNING OF YEAR      END OF YEAR        AT END OF YEAR
-----------     -----------------     -------------       ---------------
   1986            $32.435471          $ 39.600493            48,378
   1987             39.600493            43.451334            44,660
   1988             43.451334            49.487430            37,867
   1989             49.487430            60.371234            34,866
   1990             60.371234            57.466552            36,191
   1991             57.466552            68.381552            33,557
   1992             68.381552            72.811547            30,548
   1993             72.811547            82.251550            25,610
   1994             82.251550            81.637986            24,924
   1995             81.637986           102.816617            24,630
   ----             ---------           ----------            ------

VARIABLE INTEREST ANNUITY
MONEY MARKET SUBACCOUNT OF VAB

 YEAR ENDED       UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
DECEMBER 31     BEGINNING OF YEAR      END OF YEAR        AT END OF YEAR
-----------     -----------------     -------------       ---------------
   1986            $16.436976           $17.248371            194,302
   1987             17.248371            18.096347            140,573
   1988             18.096347            19.137568            117,383
   1989             19.137568            20.571199             91,600
   1990             20.571199            21.909036             70,747
   1991             21.909036            22.825685             54,444
   1992             22.825685            23.247080             44,016
   1993             23.247080            25.578345             35,017
   1994             23.578345            24.205890             30,075
   1995             24.205890            25.237165             29,059
   ----             ---------            ---------             ------

FLEXIBLE PAYMENT COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAB


 YEAR ENDED       UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
DECEMBER 31     BEGINNING OF YEAR      END OF YEAR        AT END OF YEAR
-----------     -----------------     -------------       ---------------
   1986            $16.756121           $20.437343             11,865
   1987             20.437343            22.402511             10,712
   1988             22.402511            25.489364              3,873
   1989             25.489364            31.071251              3,584
   1990             31.071251            29.546880              3,439
   1991             29.546880            35.124150              3,428
   1992             35.124150            37.362530              1,864
   1993             37.362530            42.164841              1,849
   1994             42.164841            41.809023              1,833
   1995             41.809023            52.603280              1,095
   ----             ---------            ---------              -----


MULTIPLE FUNDED COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAB

 YEAR ENDED       UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
DECEMBER 31     BEGINNING OF YEAR      END OF YEAR        AT END OF YEAR
-----------     -----------------     -------------       ---------------

   1986            $14.544867           $17.740283            114,653
   1987             17.740283            19.446105            102,146
   1988             19.446105            22.125593             50,489
   1989             22.125593            26.965078             40,668
   1990             26.965078            25.642156             37,320
   1991             25.642156            30.482379             34,831
   1992             30.482379            32.424943             31,442
   1993             32.424943            36.592684             31,997
   1994             36.592684            36.283811             30,805
   1995             36.283811            45.651565             22,160
   ----             ---------            ---------             ------

MONEY MARKET SUBACCOUNT OF VAB

   1986            $12.464314           $13.079601             57,510
   1987             13.079601            13.722624             44,776
   1988             13.722624            14.512201             91,090
   1989             14.512201            15.599344             77,381
   1990             15.599344            16.613832             74,879
   1991             16.613832            17.308925             71,106
   1992             17.308925            17.628473             67,360
   1993             17.628473            17.879672             17,645
   1994             17.879672            18.355539             11,948
   1995             18.355539            19.137562              5,896
   ----             ---------            ---------              -----

BOND SUBACCOUNT OF VAB

   1986            $13.585736          $15.116531              9,119
   1987             15.116531           15.073082              6,538
   1988             15.073082           15.914517              4,337
   1989             15.914517           17.427516              3,751
   1990             17.427516           18.585115              5,481
   1991             18.585115           20.764956              4,532
   1992             20.764956           22.088165              4,261
   1993             22.088165           24.183549              3,921
   1994             24.183549           23.002903              3,679
   1995             23.002903           27.051775              3,601
   ----             ---------           ---------              -----

OMNI SUBACCOUNT OF VAB
   1986            $11.804444          $13.770831             56,134
   1987             13.770831           13.391588             57,721
   1988             13.391588           15.237044             48,061
   1989             15.237044           17.400912             45,355
   1990             17.400912           17.540233             46,036
   1991             17.540233           20.497592             46,892
   1992             20.497592           22.018769             48,792
   1993             22.018769           24.578556             53,581
   1994             24.578556           24.183329             52,580
   1995             24.183329           29.362718             53,357
   ----             ---------           ---------             ------

INTERNATIONAL SUBACCOUNT OF VAB

   1993*           $10.000000          $12.404596              1,427
   1994             12.404596           13.259582             13,999
   1995             13.259582           14.702847             17,006
   ----             ---------           ---------             ------

CAPITAL APPRECIATION SUBACCOUNT OF VAB

   1995*           $10.000000          $11.370573                456
   ----             ---------           ---------                ---


*International Subaccount added April 30, 1993. Capital Appreciation Subaccount added March 31, 1995.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                            Telephone (513) 559-6452

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1996

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account B ("VAB") flexible purchase payment individual non-tax qualified variable annuity contracts dated May 1, 1996. To obtain a free copy of the VAB prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.
                                Table of Contents

        Custodian  . . . . . . . . . . . . . . . . . . . . . . . . .     2
        Independent Certified Public Accountants . . . . . . . . . .     2
        Underwriter  . . . . . . . . . . . . . . . . . . . . . . . .     2
        Calculation of Money Market Subaccount Yield . . . . . . . .     3
        Total Return . . . . . . . . . . . . . . . . . . . . . . . .     3
        Transfer Limitations . . . . . . . . . . . . . . . . . . . .     4
        Financial Statements . . . . . . . . . . . . . . . . . . . .     5
        Appendix:  Guaranteed Accumulation Account . . . . . . . . .    14

                           "TOP II" NON-TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with The Provident Bank ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAB will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAB during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAB upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAB during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAB.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAB has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
The financial statements of VAB as of December 31, 1995 and for the periods indicated herein and of The Ohio National Life Insurance Company's consolidated financial statements as of December 31, 1995 and 1994 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


UNDERWRITER
The offering of the contracts is continuous. At the date of this Statement of Additional Information, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAB, and the amounts retained by ONESCO, for each of the last three years have been:

                               Aggregate                Retained
        Year                  Commissions             Commissions
        1995                   $821,577                 $  75,503
        1994                    963,635                   110,006
        1993                    747,048                    87,412

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter of the contracts.
CALCULATION OF MONEY MARKET SUBACCOUNT YIELD
The current yield of the Money Market subaccount for the seven days ended on December 31, 1995, was 4.33%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.
TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)to the power of n = ERV

              where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                      ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
For this purpose, it should be noted that the current series of contracts were initially offered September 10, 1984. Hypothetical results based upon the performance of the subaccounts prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio of the Fund. Note also that, for purposes of these calculations, the annual contract administration charge of $30 has been converted to an annualized percentage charge of 0.08%. This is based upon an average accumulation value of $36,600 for all contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual total returns for current contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1995, and assuming surrender of the contract on the latter date, are as follows:

                              One           Five         Ten         From          Inception
                              Year          Years        Years     Inception          Date
                              ----          -----        -----     ---------       ---------
Equity                        25.71%        12.13%       12.02%        8.88%       10-06-69
Money Market                   4.38%         2.99%        4.50%        6.31%       03-20-80
Bond                          17.50%         7.70%        7.04%        7.77%       11-02-82
Omni                          21.31%        10.75%        8.84%        9.38%       09-10-84
International                 10.79%         N/A            N/A       15.48%       04-30-93
Capital Appreciation          21.18%         N/A            N/A       14.67%       05-01-94
Small Cap                     31.44%         N/A            N/A       31.56%       05-01-94
Global Contrarian               N/A          N/A            N/A        7.95%       03-31-95
Aggressive Growth               N/A          N/A            N/A       25.84%       03-31-95

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

                        OHIO NATIONAL VARIABLE ACCOUNT B
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
                  The Ohio National Life Insurance Company

The Contract Owners
                  Ohio National Variable Account B

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B as of December 31, 1995, and the related statements of operations, changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account B at December 31, 1995, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 26, 1996

===============================================================================

                        OHIO NATIONAL VARIABLE ACCOUNT B
                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1995


                                        MONEY                              INTER-      CAPITAL       SMALL      GLOBAL      AGGRESS.
                           EQUITY      MARKET       BOND        OMNI      NATIONAL      APPREC.       CAP       CONTR.       GROWTH
                         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                         ----------  ----------  ----------  ----------  ----------   ----------   ----------  --------   ----------
Assets - Investments
at market value
(note 2)               $31,692,108  $2,037,538  $3,363,007  $23,120,571  $17,877,407  $3,219,312  $2,153,602  $343,736   $592,440
                       ===========  ==========  ==========  ===========  ===========  ==========  ==========  ========   ========

Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)     $30,649,431  $1,957,926  $3,323,689  $22,803,191  $17,877,407  $3,219,312  $2,153,602  $343,736   $592,440

   Annuity reserves
   for contracts in
   payment period        1,042,677      79,612      39,318      317,380            0           0           0         0          0
                       -----------  ----------  ----------  -----------  -----------  ----------  ----------  --------   --------
Total contract
owners' equity         $31,692,108  $2,037,538  $3,363,007  $23,120,571  $17,877,407  $3,219,312  $2,153,602  $343,736   $592,440
                       ===========  ==========  ==========  ===========  ===========  ==========  ==========  ========   ========

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                             EQUITY                 MONEY MARKET                  BOND
                                                           SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                     1995          1994        1995          1994        1995          1994
                                                  ------------------------   -----------------------  ----------------------
Investment activity:
  Reinvested capital gains
    and dividends .............................   $   765,464  $   681,207   $  100,339   $   61,214  $  143,904  $  150,716
                                                  -----------  -----------   ----------   ----------  ----------  ----------
Realized and Unrealized gain
 (loss) on investments:
   Realized gain (loss) .......................       334,966      258,005            0            0       4,677     (21,722)
   Unrealized gain (loss) .....................     5,201,091     (955,121)           0            0     328,653    (208,926)
                                                  -----------  -----------   ----------   ----------  ----------  ----------
     Net gain (loss) on
      investments .............................     5,536,057     (697,116)           0            0     333,330    (230,648)
                                                  -----------  -----------   ----------   ----------  ----------  ----------
      Net investment activity .................     6,301,521      (15,909)     100,339       61,214     477,234     (79,932)
                                                  -----------  -----------   ----------   ----------  ----------  ----------
Equity transactions:
  Sales:
    Contract purchase payments ................     3,783,192    4,453,181      934,384    1,225,440     764,847   1,052,268
    Transfers from fixed and
      other subaccounts .......................     1,917,272      815,860      332,192      400,324     164,917      10,306
                                                  -----------  -----------   ----------   ----------  ----------  ----------
                                                    5,700,464    5,269,041    1,266,576    1,625,764     929,764   1,062,574
                                                  -----------  -----------   ----------   ----------  ----------  ----------
Redemptions:
  Withdrawals and surrenders ..................     1,391,091      572,332      173,670       88,760     127,381      39,153
  Annuity and death benefit
    payments ..................................       544,978      253,271        7,251       82,427      11,271      28,557
  Transfers to fixed and
    other subaccounts .........................       540,461    1,744,883    1,436,196      545,685     341,845     367,642
                                                  -----------  -----------   ----------   ----------  ----------  ----------
                                                    2,476,530    2,570,486    1,617,117      716,872     480,497     435,352
                                                  -----------  -----------   ----------   ----------  ----------  ----------
      Net equity transactions .................     3,223,934    2,698,555     (350,541)     908,892     449,267     627,222
                                                  -----------  -----------   ----------   ----------  ----------  ----------
Risk and administrative
  expense (note 4) ............................       293,247      230,219       29,381       18,366      29,494      21,729
                                                  -----------  -----------   ----------   ----------  ----------  ----------
    Net change in contract
      owners' equity ..........................     9,232,208    2,452,427     (279,583)     951,740     897,007     525,561
Contract owners' equity:
  Beginning of period .........................    22,459,900   20,007,473    2,317,121    1,365,381   2,466,000   1,940,439
                                                  -----------  -----------   ----------   ----------  ----------  ----------
  End of period ...............................   $31,692,108  $22,459,900   $2,037,538   $2,317,121  $3,363,007  $2,466,000
                                                  ===========  ===========   ==========   ==========  ==========  ==========
----------------------------------------------------------------------------
                                                             OMNI
                                                          SUBACCOUNT
                                                    1995            1994
                                                 ---------------------------
Investment activity:
  Reinvested capital gains
    and dividends .............................  $   567,491     $   683,941
                                                 -----------     -----------
Realized and Unrealized gain
 (loss) on investments:
   Realized gain (loss) .......................      214,074         196,821
   Unrealized gain (loss) .....................    3,286,859        (974,886)
                                                 -----------     -----------
     Net gain (loss) on
      investments .............................    3,500,933        (778,065)
                                                 -----------     -----------
      Net investment activity .................    4,068,424         (94,124)
                                                 -----------     -----------
Equity transactions:
  Sales:
    Contract purchase payments ................    2,322,421       4,009,573
    Transfers from fixed and
      other subaccounts .......................      630,281         449,347
                                                 -----------     -----------
                                                   2,952,702       4,458,920
                                                 -----------     -----------
Redemptions:
  Withdrawals and surrenders ..................    1,190,228         665,282
  Annuity and death benefit
    payments ..................................      141,737         236,699
  Transfers to fixed and
    other subaccounts .........................      821,966       1,691,319
                                                 -----------     -----------
                                                   2,153,931       2,593,300
                                                 -----------     -----------
      Net equity transactions .................      798,771       1,865,620
                                                 -----------     -----------
Risk and administrative
  expense (note 4) ............................      229,636         203,448
                                                 -----------     -----------
    Net change in contract
      owners' equity ..........................    4,637,559       1,568,048
Contract owners' equity:
  Beginning of period .........................   18,483,012      16,914,964
                                                 -----------     -----------
  End of period ...............................  $23,120,571     $18,483,012
                                                 ===========     ===========

   The accompanying notes are an integral part of these financial statements.
                                                                     (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

           FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------

                                                        INTERNATIONAL      CAPITAL APPRECIATION (A)      SMALL CAP (A)
                                                          SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                                     1995         1994         1995      1994           1995      1994
                                                 ------------------------  ------------------------  --------------------
Investment activity:
  Reinvested capital gains
    and dividends ...........................    $   553,908  $   105,074  $   36,886  $  3,624      $    3,942  $  4,377
                                                 -----------  -----------  ----------  --------      ----------  --------
  Realized and Unrealized gain
   (loss) on investments:
    Realized gain (loss) ....................         92,960       43,126       8,474       190          26,681     1,283
    Unrealized gain (loss) ..................      1,160,817      152,271     194,214    (3,228)        261,953    11,800
                                                 -----------  -----------  ----------  --------      ----------  --------
      Net gain (loss) on
        investments .........................      1,253,777      195,397     202,688    (3,038)        288,634    13,083
                                                 -----------  -----------  ----------  --------      ----------  --------
        Net investment activity .............      1,807,685      300,471     239,574       586         292,576    17,460
                                                 -----------  -----------  ----------  --------      ----------  --------
Equity transactions:
  Sales:
    Contract purchase payments ..............      3,503,140    7,633,263   2,287,561   340,464       1,305,146   410,006
    Transfers from fixed and
      other subaccounts .....................        549,988    4,000,876     382,531    33,537         146,831    64,261
                                                 -----------  -----------  ----------  --------      ----------  --------
                                                   4,053,128   11,634,139   2,670,092   374,001       1,451,977   474,267
                                                 -----------  -----------  ----------  --------      ----------  --------
Redemptions:
  Withdrawals and surrenders ................        395,993       82,769       1,651         0           1,373         0
  Annuity and death benefit
    payments ................................         65,426      105,283           0         0               0         0
  Transfers to fixed and
    other subaccounts .......................      2,329,089      191,310      32,345    16,617          57,038    12,604
                                                 -----------  -----------  ----------  --------      ----------  --------
                                                   2,790,508      379,362      33,996    16,617          58,411    12,604
                                                 -----------  -----------  ----------  --------      ----------  --------
      Net equity transactions ...............      1,262,620   11,254,777   2,636,096   357,384       1,393,566   461,663
                                                 -----------  -----------  ----------  --------      ----------  --------
Risk and administrative
  expense (note 4) ..........................        166,334      105,301      13,593       735          10,182     1,481
                                                 -----------  -----------  ----------  --------      ----------  --------
    Net change in contract
      owners' equity ........................      2,903,971   11,449,947   2,862,077   357,235       1,675,960   477,642
Contract owners' equity:
  Beginning of period .......................     14,973,436    3,523,489     357,235         0         477,642         0
                                                 -----------  -----------  ----------  --------      ----------  --------
  End of period .............................    $17,877,407  $14,973,436  $3,219,312  $357,235      $2,153,602  $477,642
                                                 ===========  ===========  ==========  ========      ==========  ========
                                                 ----------------------------

                                                  GLOBAL           AGGRESSIVE
                                                 CONTRAR.(B)       GROWTH (B)
                                                 SUBACCOUNT        SUBACCOUNT
                                                   1995               1995
                                                 ------------      ----------
Investment activity:
  Reinvested capital gains
    and dividends ...........................    $    447          $ 11,649
                                                 --------          --------
  Realized and Unrealized gain
   (loss) on investments:
    Realized gain (loss) ....................        (105)              193
    Unrealized gain (loss) ..................       7,563            19,014
                                                 --------          --------
      Net gain (loss) on
        investments .........................       7,458            19,207
                                                 --------          --------
        Net investment activity .............       7,905            30,856
                                                 --------          --------
Equity transactions:
  Sales:
    Contract purchase payments ..............     349,702           499,326
    Transfers from fixed and
      other subaccounts .....................      11,337            65,472
                                                 --------          --------
                                                  361,039           564,798
                                                 --------          --------
Redemptions:
  Withdrawals and surrenders ................           0               910
  Annuity and death benefit
    payments ................................           0                 0
  Transfers to fixed and
    other subaccounts .......................      24,529             1,918
                                                 --------          --------
                                                   24,529             2,828
                                                 --------          --------
      Net equity transactions ...............     336,510           561,970
                                                 --------          --------
Risk and administrative
  expense (note 4) ..........................         679               386
                                                 --------          --------
    Net change in contract
      owners' equity ........................     343,736           592,440
Contract owners' equity:
  Beginning of period .......................           0                 0
                                                 --------          --------
  End of period .............................    $343,736          $592,440
                                                 ========          ========


(a)   Commenced operations May 1, 1994.
(b)   Commenced operations March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995


(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

        Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

        Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is
        3.5 and 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC.

        Investments are valued at the net asset value of fund shares held at December 31, 1995. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)     INVESTMENTS

        At December 31, 1995 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                  MONEY                                   INTER-      CAPITAL       SMALL       GLOBAL    AGGRESS.
                     EQUITY       MARKET        BOND         OMNI        NATIONAL     APPREC.        CAP        CONTR.     GROWTH
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ----------   ----------   ----------   ----------    ----------   ----------   ----------  ---------- ----------
Aggregate Cost     $23,999,567   $2,037,538   $3,207,396   $18,914,961  $16,288,860   $3,028,326   $1,879,848   $336,173   $573,426
Number of shares     1,108,755      203,754      307,714     1,313,691    1,242,876      268,545      135,857     31,819     50,020

(3)     CONTRACTS IN ACCUMULATION PERIOD

        At December 31, 1995 the accumulation units and value per unit of the respective subaccounts and products were:

                                          ACCUMULATION UNITS      VALUE PER UNIT
                                          ------------------      --------------
EQUITY SUBACCOUNT
        Combination......................       24,629.795       $  102.816617
        Back Load........................        1,095.059           52.603280
        Top I............................       22,159.939           45.651565
        Top II...........................      622,320.611           38.520577
        Top Plus.........................      239,824.761           12.824740

MONEY MARKET SUBACCOUNT
        VIA..............................       29,058.691           25.237165
        Top I............................        5,895.526           19.137562
        Top II...........................       43,414.758           17.048698
        Top Plus.........................       34,284.877           10.837896

BOND SUBACCOUNT
        Top I............................        3,601.483           27.051775
        Top II...........................       94,682.527           22.654830
        Top Plus.........................       97,145.768           11.130129

OMNI SUBACCOUNT
        Top I............................       53,357.284           29.362718
        Top II...........................      646,846.741           29.177631
        Top Plus.........................      194,243.008           12.165280

                        OHIO NATIONAL VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                DECEMBER 31, 1995

INTERNATIONAL SUBACCOUNT
        Top I...........................     17,005.791           14.702847
        Top II..........................    909,289.966           14.702847
        Top Plus........................    330,279.189           12.892796

CAPITAL APPRECIATION SUBACCOUNT
        Top I...........................        455.817           11.370573
        Top II..........................    130,970.039           11.370573
        Top Plus........................    136,611.923           12.626458

SMALL CAP SUBACCOUNT
        Top II..........................     15,532.451           12.201273
        Top Plus........................    123,612.405           15.889068

GLOBAL CONTRARIAN SUBACCOUNT
        Top II..........................     10,852.235           10.125502
        Top Plus........................     21,620.916           10.816003

AGGRESSIVE GROWTH SUBACCOUNT
        Top II..........................      9,447.777           10.499375
        Top Plus........................     39,115.288           12.610012


(4)     RISK AND ADMINISTRATIVE EXPENSE

        A deduction is made at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

        Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 0.25% for mortality risk and 0.4% for expense risk on an annual basis.

        The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

        The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)     CONTRACT CHARGES

        No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

        A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

        State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6)     FEDERAL  INCOME TAXES

        Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

                        OHIO NATIONAL VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                DECEMBER 31, 1995

(7)      NOTE TO SCHEDULE 1

         Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -        Beginning unit value

         -        Reinvested capital gains and dividends
                  (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

         -        Unrealized gain (loss)
                  (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

         -        Contract charges
                  (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

         -        Ending unit value

         -        Percentage increase (decrease) in unit value.

                                                                      SCHEDULE 1

                        OHIO NATIONAL VARIABLE ACCOUNT B
                      SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                              EQUITY SUBACCOUNT B

1995                                                     COMBINATION       BACK LOAD         TOP I         TOP II       TOP PLUS
Beginning unit value.............................          81.637986       41.809023      36.283811      30.616106      10.173015
Reinvested capital gains and dividends...........           2.742090        1.396517       1.205043       1.030439       0.348156
Realized and unrealized gain.....................          19.371159        9.915634       8.696663       7.260302       2.410290
Contract charges.................................          (0.934618)      (0.517894)     (0.533952)     (0.386270)     (0.106721)
Ending unit value................................         102.816617       52.603280      45.651565      38.520577      12.824740
Percentage increase in unit value*...............              25.9%           25.8%          25.8%          25.8%          26.1%

1994                                                     COMBINATION       BACK LOAD        TOP I          TOP II        TOP PLUS
Beginning unit value.............................          82.251550       42.164841      36.592684      30.876667      10.239365
Reinvested capital gains and dividends...........           2.711190        1.399652       1.206926       1.017393       0.336496
Realized and unrealized loss.....................          (2.502581)      (1.292096)     (1.040544)     (0.846236)     (0.310933)
Contract charges.................................          (0.822173)      (0.463374)     (0.475255)     (0.431718)     (0.091913)
Ending unit value................................          81.637986       41.809023      36.283811      30.616106      10.173015
Percentage decrease in unit value*...............             (0.7)%          (0.8)%         (0.8)%         (0.8)%         (0.6)%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).


                           MONEY MARKET SUBACCOUNT B

1995                                                          VIA            TOP I          TOP II        TOP PLUS
Beginning unit value.............................          24.205890       18.355539      16.319825      10.354108
Reinvested dividends.............................           1.352642        1.062689       0.912513       0.579004
Contract charges.................................          (0.321367)      (0.280666)     (0.183640)     (0.095216)
Ending unit value................................          25.237165       19.137562      17.048698      10.837896
Percentage increase in unit value*...............               4.3%            4.3%           4.5%           4.7%

1994                                                          VIA            TOP I         TOP II         TOP PLUS
Beginning unit value.............................          23.578345       17.879672      15.865417      10.045964
Reinvested dividends.............................           0.937356        0.746707       0.631794       0.400467
Contract charges.................................          (0.309811)      (0.270840)     (0.177386)     (0.092323)
Ending unit value................................          24.205890       18.355539      16.319825      10.354108
Percentage increase in unit value*...............               2.7%            2.7%           2.9%           3.1%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).


                               BOND SUBACCOUNT B

1995                                                         TOP I          TOP II         TOP PLUS
Beginning unit value.............................          23.002903       19.263675       9.445623
Reinvested capital gains and dividends...........           1.312460        1.100484       0.541348
Realized and unrealized gain.....................           3.063398        2.522822       1.236580
Contract charges.................................          (0.326986)      (0.232151)     (0.093422)
Ending unit value................................          27.051775       22.654830      11.130129
Percentage increase in unit value*...............              17.6%           17.6%          17.8%

1994                                                        TOP I            TOP II        TOP PLUS
Beginning unit value.............................          24.183549       20.252393       9.910842
Reinvested capital gains and dividends...........           1.737965        1.456380       0.710898
Realized and unrealized loss.....................          (2.614973)      (2.230031)     (1.090233)
Contract charges.................................          (0.303638)      (0.215067)     (0.085884)
Ending unit value................................          23.002903       19.263675       9.445623
Percentage decrease in unit value*...............             (4.9)%          (4.9)%         (4.7)%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                                                     (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT B
                      SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                               OMNI SUBACCOUNT B

1995                                                         TOP I          TOP II         TOP PLUS
Beginning unit value.............................          24.183329       24.030898       9.999661
Reinvested capital gains and dividends...........           0.768417        0.762912       0.321491
Realized and unrealized gain.....................           4.761955        4.678786       1.945772
Contract charges.................................          (0.350983)      (0.294965)     (0.101644)
Ending unit value................................          29.362718       29.177631      12.165280
Percentage increase in unit value*...............              21.4%           21.4%          21.7%

1994                                                        TOP I           TOP II         TOP PLUS
Beginning unit value.............................          24.578556       24.423644      10.143037
Reinvested capital gains and dividends...........           0.968614        0.959682       0.398562
Realized and unrealized loss.....................          (1.048413)      (1.087806)     (0.451972)
Contract charges.................................          (0.315428)      (0.264622)     (0.089966)
Ending unit value................................          24.183329       24.030898       9.999661
Percentage decrease in unit value*...............             (1.6)%          (1.6)%         (1.4)%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).


                           INTERNATIONAL SUBACCOUNT B

1995                                                         TOP I           TOP II        TOP PLUS
Beginning unit value.............................          13.259582       13.259582      11.604279
Reinvested capital gains and dividends...........           0.486534        0.485230       0.427074
Realized and unrealized gain.....................           1.137778        1.110834       0.971406
Contract charges.................................          (0.181047)      (0.152799)     (0.109963)
Ending unit value................................          14.702847       14.702847      12.892796
Percentage increase in unit value*...............              10.9%           10.9%          11.1%

1994                                                         TOP I           TOP II        TOP PLUS
Beginning unit value.............................          12.404596       12.404596      10.834626
Reinvested capital gains and dividends...........           0.141563        0.141861       0.124472
Realized and unrealized gain.....................           0.887395        0.860090       0.750694
Contract charges.................................          (0.173972)      (0.146965)     (0.105513)
Ending unit value................................          13.259582       13.259582      11.604279
Percentage increase in unit value*...............               6.9%            6.9%           7.1%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).


                       CAPITAL APPRECIATION SUBACCOUNT B

1995                                                         TOP I           TOP II        TOP PLUS
Beginning unit value.............................          10.000000***    10.000000***   10.390128
Reinvested capital gains and dividends...........           0.232825        0.238549       0.257166
Realized and unrealized gain.....................           1.281303        1.253494       2.086288
Contract charges.................................          (0.143555)      (0.121470)     (0.107124)
Ending unit value................................          11.370573       11.370573      12.626458
Percentage increase in unit value*...............              13.7%           13.7%          21.5%

1994                                                                                      TOP PLUS
Beginning unit value.............................                                         10.000000**
Reinvested capital gains and dividends...........                                          0.240457
Realized and unrealized gain.....................                                          0.243420
Contract charges.................................                                         (0.093749)
Ending unit value................................                                         10.390128
Percentage increase in unit value*...............                                              3.9%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note(5).
 ** Commenced operations May 1, 1994.
*** Commenced operations March 31, 1995.

                                                                     (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT B
                      SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                             SMALL CAP SUBACCOUNT B

1995                                                      TOP II                TOP PLUS
Beginning unit value.............................        10.000000***           12.053440
Reinvested capital gains and dividends...........         0.038545               0.046338
Realized and unrealized gain.....................         2.296433               3.920914
Contract charges.................................        (0.133705)             (0.131624)
Ending unit value................................        12.201273              15.889068
Percentage increase in unit value*...............            22.0%                  31.8%

1994                                                                            TOP PLUS
Beginning unit value.............................                               10.000000**
Reinvested capital gains and dividends...........                                0.254904
Realized and unrealized gain.....................                                1.905839
Contract charges.................................                               (0.107303)
Ending unit value................................                               12.053440
Percentage increase in unit value*...............                                   20.5%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note(5).
 ** Commenced operations May 1, 1994.
*** Commenced operations March 31, 1995.


                         GLOBAL CONTRARIAN SUBACCOUNT B

1995                                                       TOP II               TOP PLUS
Beginning unit value.............................        10.000000***         10.000000**
Reinvested capital gains and dividends...........         0.025913             0.027475
Realized and unrealized gain.....................         0.209827             0.884367
Contract charges.................................        (0.110238)           (0.095839)
Ending unit value................................        10.125502            10.816003
Percentage increase in unit value*...............             1.3%                 8.2%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note(5).
 ** Commenced operations March 31, 1995.
*** Commenced operations October 2, 1995.


                         AGGRESSIVE GROWTH SUBACCOUNT B

1995                                                       TOP II               TOP PLUS
Beginning unit value.............................         10.000000***         10.000000**
Reinvested capital gains and dividends...........          0.490558             0.569631
Realized and unrealized gain.....................          0.124172             2.149950
Contract charges.................................         (0.115355)           (0.109569)
Ending unit value................................         10.499375            12.610012
Percentage increase in unit value*...............              5.0%                26.1%

  * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
 ** Commenced operations March 31, 1995.
*** Commenced operations October 2, 1995.

    See accompanying notes to the financial statements.

                                    APPENDIX

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Accumulation Account is not registered under the Securities Act of 1933. The Guaranteed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and accumulation values under a contract will be allocated between the Guaranteed Accumulation Account and VAB. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Accumulation Account, plus (b) interest credited at the rate of 3.25% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Accumulation Account. No deductions are made from the Guaranteed Accumulation Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)
Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                        OHIO NATIONAL VARIABLE ACCOUNT B

                                    FORM N-4

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 19,
      1996

      Statements of Assets and Contract Owners' Equity dated December 31, 1995

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1995 and 1994

      Notes to Financial Statements dated December 31, 1995

      Schedules of Changes in Unit Values for the Years Ended December 31, 1995 and 1994

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished by a subsequent Post-effective Amendment hereto:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated February 9,
      1996

      Consolidated Balance Sheets dated December 31, 1995 and 1994

      Consolidated Statements of Operations for the Years Ended December 31, 1995, 1994 and 1993

      Consolidated Statements of Surplus for the Years Ended December 31, 1995, 1994 and 1993

      Consolidated Statements of Cash Flow for the Years Ended December 31, 1995, 1994 and 1993

      Notes to Consolidated Financial Statements dated December 31, 1995, 1994 and 1993

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:

(13)  Computation of Performance Data

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the Registrant's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91214).

      (3)(a) Distribution Agreement between the Depositor and The O.N. Equity Sales Company was filed as Exhibit A(3)(a) of the Registrant's registration statement on Form S-6 on October 25, 1982 (File no. 2-78653).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)    Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5) of the Registrant's Form N-4, Post-effective Amendment no. 11 on April 29, 1992 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 15 on March 27, 1995 (File no. 2-91214).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ---------------------
Trudy K. Backus*                           Vice President, Individual Insurance Services

Howard C. Becker*                          Vice President, Corporate and Human Resources

Paul L. Bergmann*                          Vice President, Financial Control (Treasurer)

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Tom D. Bowman*                             Sales Vice President, Pensions

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michael J. Ferry*                          Information Systems Vice President

Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227

Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ---------------------
Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

Hamilton F. McGregor*                      Senior Vice President, Group & Pension Operations

David G. McClure*                          Vice President, Variable Product Sales

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

Joan E. Mettey*                            Vice President, Claims

James I. Miller, II*                       Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director and Senior Vice President, Insurance Operations
                                           and Secretary


*The principal business address for these individuals is 237 William Howard Taft Road, Cincinnati, Ohio 452l9

--------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------------------------------------------
             |                              |        S E P A R A T E  A C C O U N T S              |
             |                              |        --------------------------------              |
             |                              |             A   B   C   D   E   F                    |
             |                              |        --------------------------------              |
             |                              |                              |                       |
             |                              |                              |                       |
             |                              |                              |                       |
-------------------------------    ------------------------------          |                       |
ENTERPRISE PARK, INC.              OHIO NATIONAL EQUITIES INC.             |                       |
                                                                           |                       |
A GEORGIA CORPORATION              A BROKER/DEALER                         |                       |
REAL ESTATE DEVELOPMENT COMPANY    CAPITALIZED BY ONLI @ $30,000           |                       |
CAPITALIZED BY ONLI @ $50,000                                              |                       |
                                                                           |                       |
-------------------------------    ------------------------------          |                       |
Pres. & Dir.        M. Stohler     Chm. & Dir.         D. O'Maley          |                       |
                                                                           |                       |
VP & Dir.           J. Brom        Pres. & Dir.        D. Zimmerman        |                       |
                                                                           |                       |
Secy. & Dir.        T. Tews        V.P., COO & Dir.    D. McClure          |                       |
                                                                           |                       |
Treas. & Dir.       P. Bergmann    V.P. & Dir.         T. Backus           |                       |
                                                                           |                       |
                                   Director            T. Bowman           |                       |
                                                                           |                       |
                                   Secretary           R. Benedict         |                       |
                                                                           |                       |
                                   Treasurer           K. Jaeger           |                       |
                                                                           |                       |
                                   Compliance Director A. Starkey          |                       |
                                                                           |                       |
                                   Asst. Secretary     B. Hopewell         |                       |
                                                                           |                       |
-------------------------------    ------------------------------          |                       |
             |                              |                              |                       |
             |                              |                              |                       |
             |                              |                              |                       |
             |                              |                              |                       |
             |                              |                              |                       |
-------------------------------    ------------------------------          |     ------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY           |     OHIO NATIONAL LIFE
                                                                           |     ASSURANCE CORPORAITON
AN INVESTMENT ADVISER              AN OHIO CORPORATION                     |     AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                         |     A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000          |     CAPITALIZED BY ONLI $ $32,000,000
                                                                           |     INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------          |     ------------------------------------
                                   Chm. & Dir.         D. O'Maley          |     Chm./Pres./CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                |     Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        D. Zimmerman        |     Sr. VP/Secy. & Dir.    D. Zimmerman
VP & Dir.           M. Beodeker                                            |     Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         T. Bowman           |     Sr. VP & Dir.          J. Brom
VP & Dir.           D. McClure                                             |     Sr. Vice Pres.         D. Cook
                                   V.P., COO & Dir.    D. McClure          |     Sr. Vice Pres.         G. Smith
VP & Dir.           S. Williams                                            |     Vice President         P. Bergmann
                                   Secy. & Dir.        R. Benedict         |     Vice President         M. Boedeker
Treasurer           D. Taney                                               |     Vice President         R. DiTommaso
                                   Director            S. Summer           |     Vice President         J. Mettey
Secretary           R. Benedict                                            |     Vice President         G. Pearson
                                   Treasurer           K. Jaeger           |     Vice President         D. Pennington
Asst. Secy.         B. Hopewell                                            |     Vice President         M. Stohler
                                   Asst. Secretary     B. Hopewell         |     Second Vice Pres.      J. Houser
                                                                           |     Asst. Secy.            R. Benedict
                                   Compliance Director A. Starkey          |     Asst. Secy.            T. Tews
                                                                           |     Asst. Actuary          K. Flischel
-------------------------------    ------------------------------          |     ------------------------------------
                                                |                          |             SEPARATE ACCOUNT
                                                |                          |     ------------------------------------
                                                |                          |                     R
                                                |                          |                    ---
                                                |                          |
                            [Arrow              |              [Arrow      |
                           pointing  Advisor to | Advisor to  pointing     |
                           to left]                           to right]    |
                 --------------------------------------------------------  |
                 |                                                      |  |
-----------------------------         --------------------------------  |  |       --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.    |  |       OHIO NATIONAL FUND
                                                                        |  |
A MARYLAND CORPORATION                AN OHIO CORPORATION               |  |       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE      |  |       AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000  |  |       MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------  |  |       --------------------------------
Pres. & Dir.        D. Zimmerman      Pres. & Dir.        J. Brom       |  |       Pres. & Dir.        D. Zimmerman
Vice. Pres.         M. Boedeker                                         |  ------  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           M. Boedeker   |          Vice President      J.Brom
Vice Pres.          D. McClure                                          |          Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure    |          Treasurer           D. Taney
Treasurer           D. Taney                                            ---------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       VP & Dir.           S. Willams               Asst. Secy.         B. Hopewell
Asst. Secy.         B. Hopewell                                                    Director            J. Baker
Asst. Secy.         A. Starkey        Treasurer           D. Taney                 Director            G. Castrucci
Director            J. Baker                                                       Director            M. Kirby
Director            G. Castrucci      Secretary           R. Benedict
Director            M. Kirby
                                      Asst. Secy.         B. Hopewell
---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of February 1, 1996, the Registrant's contracts were owned by 7,023 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently The O.N. Equity Sales Company ("ONESCO"). ONESCO is a wholly-owned subsidiary of the Depositor. ONESCO also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONESCO are:

      Name                   Positions with Underwriter
      ----                   --------------------------
      David B. O'Maley       Chairman and Director
      Donald J. Zimmerman    President and Director
      David G. McClure       Vice President, Chief Operating Officer and Director
      James I. Miller II     Vice President and Director
      Ronald L. Benedict     Secretary and Director
      Robert M. DiTommaso    Vice President
      Thomas MacDonald       Vice President
      Kenneth M. Jaeger      Treasurer
      Amy D. Starkey         Compliance Officer
      Barbara A. Hopewell    Assistant Secretary

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc. ("ONE,Inc."), a new wholly-owned subsidiary of the Depositor, will become the principal underwriter of the Registrant's securities as well as those of the other entities listed above. The directors and officers of ONE, Inc. are:

      Name                    Position with ONE, Inc.
      ----                    -----------------------
      David B. O'Maley        Chairman and Director
      Donald J. Zimmerman     President and Director
      David G. McClure        Vice President, Chief Operating Officer and Director
      Trudy K. Backus         Vice President and Director
      Tom D. Bowman           Director
      Ronald L. Benedict      Secretary
      Kenneth M. Jaeger       Treasurer
      Amy D. Starkey          Compliance Officer
      Barbara A. Hopewell     Assistant Secretary

The principal business address of each of the foregoing is 237 William Howard Taft Road, Cincinnati, Ohio 45219.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting      Compensation
Discounts and         on Redemption        Brokerage
Commissions           or Annuitization     Commissions     Compensation
----------------      ----------------     -----------     ------------
$821,577                    None              None              None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         237 William Howard Taft Road
         Cincinnati, Ohio  45219

         The Provident Bank ("Custodian")
         One East Fourth Street
         Cincinnati, Ohio 45269

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account B, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 28th day of February, 1996.

                                   OHIO NATIONAL VARIABLE ACCOUNT B
                                         (Registrant)

                                   By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                                    (Depositor)

                                   By /s/ Donald J. Zimmerman
                                     ------------------------------------------
                                    Donald J. Zimmerman, Senior Vice President,
                                                     Insurance Operations

Attest:

/s/ Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 28th day of February, 1996.

                                   THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)

                                   By /s/ Donald J. Zimmerman
                                     -------------------------------------------
                                     Donald J. Zimmerman, Senior Vice President,
                                                       Insurance Operations

Attest:

/s/ Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                       Date
---------                             -----                       ----
/s/ David B. O'Maley                  Chairman, President,        February 28, 1996
-----------------------------         Chief Executive Officer
 David B. O'Maley                     and Director

*s/ Dale P. Brown                     Director                    February 28, 1996
-----------------------------
 Dale P. Brown

*s/ Jack E. Brown                     Director                    February 28, 1996
-----------------------------
 Jack E. Brown

*s/ William R. Burleigh               Director                    February 28, 1996
-----------------------------
 William R. Burleigh

*s/ Victoria B. Buyniski              Director                    February 28, 1996
-----------------------------
 Victoria B. Buyniski

*s/ Raymond R. Clark                  Director                    February 28, 1996
-----------------------------
 Raymond R. Clark

*s/ Alvin H. Crawford                 Director                    February 28, 1996
-----------------------------
 Alvin H. Crawford

*s/ Bannus B. Hudson                  Director                    February 28, 1996
-----------------------------
 Bannus B. Hudson

*s/ Daniel W. LeBlond                 Director                    February 28, 1996
-----------------------------
 Daniel W. LeBlond

*s/ Charles S. Mechem, Jr.            Director                    February 28, 1996
-----------------------------
 Charles S. Mechem, Jr.

*s/ James W. Nethercott               Director                    February 28, 1996
-----------------------------
 James W. Nethercott

*s/Oliver W. Waddell              Director                     February 28, 1996
-----------------------------
 Oliver W. Waddell

*s/ Bradley L. Warnemunde         Chairman Emeritus and        February 28, 1996
-----------------------------     Director
 Bradley L. Warnemunde


/s/ Donald J. Zimmerman           Senior Vice President,       February 28, 1996
-----------------------------     Insurance Operations &
 Donald J. Zimmerman              Secretary and Director



*By /s/ Donald J. Zimmerman
-----------------------------

   Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                    Page Number in
Exhibit                                             Sequential
Number       Description                            Numbering System
-------      -----------                            ----------------
             Consent of KPMG Peat Marwick LLP

(13)         Computation of Performance Data

                                    CONSENTS

                        Independent Auditors' Consent
                        -----------------------------


The Board of Directors
The Ohio National Life Insurance Company:


We consent to the inclusion of our report included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.



                                                KPMG Peat Marwick LLP



February 29, 1996

                                    EXHIBITS